Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000226137
Shareholder Report [Line Items]
Fund Name	Monarch Ambassador Income Index ETF
Trading Symbol	MAMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Monarch Ambassador Income Index ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Ambassador Income Index ETF	$53	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%	[1]
AssetsNet	$ 194,113,556
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 791,966
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$194,113,556
Number of Portfolio Holdings	10
Advisory Fee	$791,966
Portfolio Turnover	44%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Commodity	6.5%
Fixed Income	93.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares MBS ETF	18.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	16.1%
iShares 7-10 Year Treasury Bond ETF	13.6%
iShares Core U.S. Aggregate Bond ETF	12.4%
iShares 1-3 Year Treasury Bond ETF	11.2%
iShares Gold Trust	6.5%
iShares 20+ Year Treasury Bond ETF	6.2%
Invesco Taxable Municipal Bond ETF	6.2%
SPDR Bloomberg Convertible Securities ETF	6.2%
SPDR Portfolio Short Term Corporate Bond ETF	2.5%

C000226138
Shareholder Report [Line Items]
Fund Name	Monarch Blue Chips Elite Index ETF
Trading Symbol	MBCE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Monarch Blue Chips Elite Index ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Blue Chips Elite Index ETF	$60	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%	[2]
AssetsNet	$ 198,427,158
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 755,517
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$198,427,158
Number of Portfolio Holdings	13
Advisory Fee	$755,517
Portfolio Turnover	44%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	49.1%
Communications	4.1%
Industrials	4.5%
Health Care	8.4%
Technology	33.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Palantir Technologies, Inc., Class A	5.2%
Eli Lilly & Company	4.5%
NVIDIA Corporation	4.6%
GE Aerospace Company	4.5%
Applied Materials, Inc.	4.4%
Micron Technology, Inc.	4.3%
Lam Research Corporation	4.1%
Netflix, Inc.	4.1%
Advanced Micro Devices, Inc.	4.0%
Intuitive Surgical, Inc.	3.9%

S000246990
Shareholder Report [Line Items]
Fund Name	Monarch Dividend Plus Index ETF
Trading Symbol	MDPL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Monarch Dividend Plus Index ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Dividend Plus Index ETF	$66	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.22%	[3]
AssetsNet	$ 64,804,523
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 255,524
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$64,804,523
Number of Portfolio Holdings	30
Advisory Fee	$255,524
Portfolio Turnover	43%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Communications	3.1%
Materials	3.7%
Consumer Staples	6.3%
Industrials	6.6%
Energy	7.1%
Health Care	11.5%
Financials	25.6%
Technology	35.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Cognizant Technology Solutions Corporation, Class A	4.3%
Marathon Petroleum Corporation	3.9%
Accenture PLC, Class A	3.9%
Hamilton Lane, Inc., Class A	3.8%
AngloGold Ashanti PLC	3.7%
Intuit, Inc.	3.6%
Genpact Ltd.	3.6%
H&R Block, Inc.	3.6%
Leidos Holdings, Inc.	3.6%
SS&C Technologies Holdings, Inc.	3.5%

C000226139
Shareholder Report [Line Items]
Fund Name	Monarch ProCap Index ETF
Trading Symbol	MPRO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Monarch ProCap Index ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch ProCap Index ETF	$51	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[4]
AssetsNet	$ 254,796,830
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,087,300
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$254,796,830
Number of Portfolio Holdings	9
Advisory Fee	$1,087,300
Portfolio Turnover	64%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Fixed Income	50.0%
Equity	50.0%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	50.0%
State Street Health Care Select Sector SPDR ETF	10.4%
State Street Communication Services Select Sector SPDR ETF	10.0%
State Street Technology Select Sector SPDR ETF	5.0%
State Street Consumer Staples Select Sector SPDR ETF	5.0%
State Street Financial Select Sector SPDR ETF	5.0%
State Street Consumer Discretionary Select Sector SPDR ETF	4.9%
State Street Real Estate Select Sector SPDR ETF	4.9%
State Street Industrial Select Sector SPDR ETF	4.8%

C000246991
Shareholder Report [Line Items]
Fund Name	Monarch Select Subsector Index ETF
Trading Symbol	MSSS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Monarch Select Subsector Index ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Select Subsector Index ETF	$62	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%	[5]
AssetsNet	$ 150,413,606
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 578,577
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$150,413,606
Number of Portfolio Holdings	10
Advisory Fee	$578,577
Portfolio Turnover	114%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	99.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR S&P Software & Services ETF	11.1%
iShares U.S. Medical Devices ETF	10.3%
iShares U.S. Healthcare Providers ETF	10.2%
SPDR S&P Pharmaceuticals ETF	10.1%
State Street Communication Services Select Sector SPDR ETF	10.1%
Invesco Leisure & Entertainment ETF	9.9%
Invesco KBW Property & Casualty ETF	9.8%
SPDR S&P Insurance ETF	9.8%
State Street SPDR S&P Semiconductor ETF	9.4%
SPDR S&P Aerospace & Defense ETF	9.2%

C000246992
Shareholder Report [Line Items]
Fund Name	Monarch Volume Factor Dividend Tree Index ETF
Trading Symbol	MVFD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Monarch Volume Factor Dividend Tree Index ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Dividend Tree Index ETF	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[6]
AssetsNet	$ 129,982,709
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 475,076
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$129,982,709
Number of Portfolio Holdings	40
Advisory Fee	$475,076
Portfolio Turnover	129%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Financials	4.2%
Health Care	4.8%
Communications	6.1%
Industrials	7.1%
Materials	7.9%
Technology	8.3%
Consumer Discretionary	8.8%
Consumer Staples	9.8%
Energy	42.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Occidental Petroleum Corporation	3.8%
Marathon Petroleum Corporation	3.2%
Patterson-UTI Energy, Inc.	3.2%
SLB Ltd.	3.1%
APA Corporation	3.1%
Hewlett Packard Enterprise Company	3.0%
SM Energy Company	3.0%
Kinetik Holdings, Inc.	3.0%
Permian Resources Corporation, Class A	3.0%
J.M. Smucker Company (The)	2.8%

C000246993
Shareholder Report [Line Items]
Fund Name	Monarch Volume Factor Global Unconstrained Index ETF
Trading Symbol	MVFG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Monarch Volume Factor Global Unconstrained Index ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Global Unconstrained Index ETF	$60	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%	[7]
AssetsNet	$ 184,714,647
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 692,428
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$184,714,647
Number of Portfolio Holdings	24
Advisory Fee	$692,428
Portfolio Turnover	134%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	99.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Xtrackers MSCI Emerging Markets Select ETF	5.6%
ALPS Sector Dividend Dogs ETF	4.7%
BNY Mellon US Mid Cap Core Equity ETF	4.6%
Xtrackers Russell US Multifactor ETF	4.5%
VictoryShares Dividend Accelerator ETF	4.4%
ALPS International Sector Dividend Dogs ETF	4.2%
JPMorgan Diversified Return International Equity ETF	4.1%
SPDR S&P Global Dividend ETF	4.1%
iShares Russell Top 200 Value ETF	4.1%
Invesco S&P 500 Pure Value ETF	4.1%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized